ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Mar. 31, 2025
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 10 — ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	March 31,	March 31,
	2025	2024
Customer security deposit (1)	$64,101	$71,333
Service fees payable (2)	114,839	—
Rent payable	14,390	9,720
Due to employees and other	21,300	1,123
Others	19,253	22,983
Accrued expenses and other current liabilities	$233,883	$105,159
(1)	Customer security deposit mainly includes deposits paid by customers of leasing equipment business.
(2)	Service fees payable primarily includes unpaid audit, legal and accounting related professional service fees.